Financial Instruments	6 Months Ended
Jun. 30, 2021
Financial Instruments
Financial Instruments

Note 8 Financial Instruments

The Groups’ financial assets comprise of long-term receivables, derivatives, other current receivables and cash, all of which, except derivatives, are recognized at amortized cost. Derivatives are recognized at fair value through profit or loss. No currency options or derivates existed as of June 30, 2021. Currency options amounted to SEK 105 thousand as of June 30, 2020. The Group’s financial liabilities comprise of accounts payable and other current liabilities, which are recognized at amortized cost. The carrying amount is an approximation of the fair value.